Document And Entity Information	Jan. 16, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 16, 2025
Entity Registrant Name	Vital Farms, Inc.
Entity Central Index Key	0001579733
Entity Emerging Growth Company	false
Entity File Number	001-39411
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-0496985
Entity Address, Address Line One	3601 South Congress Avenue
Entity Address, Address Line Two	Suite C100
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78704
City Area Code	877
Local Phone Number	455-3063
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	VITL
Security Exchange Name	NASDAQ